Total net revenues (Tables)	12 Months Ended
Dec. 31, 2025
Total revenues
Revenue by collaboration and by category of revenue

	Over time	Point in time	2025	2024	2023
			(Euro, in	(Euro, in	(Euro, in
			thousands)	thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€1,070,147	€230,182	€230,242
Gilead collaboration agreement for drug discovery platform	Ö		1,068,967	230,182	230,242
Cartilla Therapeutics GLPG1972		Ö	1,180

Royalties			12,177	10,604	9,482
Gilead royalties on Jyseleca		Ö	12,177	10,604	9,466
Other royalties		Ö	-	-	16

Total collaboration revenues			€1,082,324	€240,786	€239,724